Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Jan. 31, 2020 USD ($)
Debt Instrument [Line Items]
Gain on repayment of debt (Note 15)		$ 11	$ 0
Maximum borrowing capacity		5,590	5,165
Credit facilities unused		$ 4,324	$ 3,920
No one bank | Bank concentration risk | Credit facility
Debt Instrument [Line Items]
Concentration risk percentage	20.00%	20.00%
Fortis Inc. | Committed revolving corporate credit facility
Debt Instrument [Line Items]
Credit facilities unused		$ 1,300
3.055% unsecured senior notes
Debt Instrument [Line Items]
Repayments debt	$ 400
Stated interest rate (percent)		3.055%
Gain on repayment of debt (Note 15)		$ 11
Gain repayment of debt after tax		$ 7
2.10% unsecured notes
Debt Instrument [Line Items]
Repayments debt	$ 500
Stated interest rate (percent)		2.10%
Committed facilities with maturities ranging from 2020 through 2024
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 5,100
Maximum
Debt Instrument [Line Items]
Debt to capital restriction on issuance of new debt (percent)		0.70
Debt to capital restriction on dividends (percent)		0.65
Unsecured | Subsequent event | ITC
Debt Instrument [Line Items]
Face value				$ 75